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                    Skadden, Arps, Slate, Meagher & Flom LLP
                             155 North Wacker Drive
                             Chicago, Illinois 60606
                           Telephone: (312) 407-0700

                                                                 April 30, 2010

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

                    Re:  Van Kampen U.S. Government Trust -
                    Post-Effective Amendment No. 47 to the
                    Registration Statement on Form N-1A
                    Rule 485(b) Filing (File Nos. 2-89190 and
                    811-3950)

Ladies and Gentlemen:

         Van Kampen U.S. Government Trust (the "Registrant"), on behalf of its series, Van Kampen U.S. Mortgage Fund (the "Fund"), hereby files via EDGAR one electronically signed copy of Post-Effective Amendment No. 47 to the Registration Statement on Form N-1A (the "Registration Statement"), complete with exhibits filed therewith (the "Exhibits"). The Registration Statement and Exhibits thereto are filed pursuant to Rule 485(b) of the General Rules and Regulations of the Securities and Exchange Commission (the "Commission") promulgated under the Securities Act of 1933, as amended (the "1933 Act"), and under the Investment Company Act of 1940, as amended, and the general rules and regulations of the Commission promulgated thereunder.

         Pursuant to Rule 485(b)(4) promulgated under the 1933 Act, the undersigned hereby represents that this amendment to the Registration Statement does not contain any disclosures that render it ineligible to become effective under paragraph (b) of Rule 485.

         Should you have any questions regarding the foregoing, please call Kim Lombardo at (312) 407-0768 or Elizabeth Nelson at (630) 684-6301.


                                   Sincerely,


                                   /s/ Charles B. Taylor
                                   ---------------------
                                   Charles B. Taylor